SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 29, 2012
SEGMENT REPORTING
Schedule of segment reporting information, by segment

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
JUICY COUTURE	$344,984	33.9%	$(45,899)	(13.3	) %
LUCKY BRAND	324,245	31.8%	(30,083)	(9.3	) %
KATE SPADE	289,216	28.4%	14,748	5.1%
Adelington Design Group & Other	60,116	5.9%	(9,532)	(15.9	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
JUICY COUTURE	$369,906	34.5%	$(17,420)	(4.7	) %
LUCKY BRAND	281,298	26.3%	(34,092)	(12.1	) %
KATE SPADE	202,769	18.9%	7,381	3.6%
International-Based Direct Brands	--	--%	(8,963)	--%
Adelington Design Group & Other	217,685	20.3%	(13,341)	(6.1	) %
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
JUICY COUTURE	$129,837	35.6%	$(8,139)	(6.3	) %
LUCKY BRAND	111,797	30.7%	(3,249)	(2.9	) %
KATE SPADE	101,880	27.9%	8,324	8.2%
Adelington Design Group & Other	21,042	5.8%	2,783	13.2%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
JUICY COUTURE	$137,435	36.1%	$2,157	1.6%
LUCKY BRAND	100,676	26.4%	(7,838)	(7.8	) %
KATE SPADE	75,386	19.8%	4,060	5.4%
International-Based Direct Brands	--	--%	(3,110)	--%
Adelington Design Group & Other	67,196	17.7%	(931)	(1.4	) %
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

Schedule of geographic data

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
Domestic	$972,921	95.5%	$(61,464)	(6.3	) %
International	45,640	4.5%	(9,302)	(20.4	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
Domestic	$1,025,900	95.7%	$(77,968)	(7.6	) %
International	45,758	4.3%	11,533	25.2%
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
Domestic	$344,147	94.4%	$(394)	(0.1	) %
International	20,409	5.6%	113	0.6%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
Domestic	$363,550	95.5%	$(9,442)	(2.6	) %
International	17,143	4.5%	3,780	22.1%
Totals	$380,693	100.0%	$(5,662)	(1.5	) %